BORROWING, FINANCING AND DEBENTURES - Schedule Of Detailed Information About Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BORROWING, FINANCING AND DEBENTURES
Borrowings	R$ 6,111,702	R$ 13,592,286	R$ 12,716,832
Current	163,844	331,151
Non-current	5,947,858	13,261,135
Debentures Current	68,189	77,601
Debentures Non-current	1,852,699	1,835,603
Local Currency
BORROWING, FINANCING AND DEBENTURES
Borrowings	6,111,702	8,419,320
Local Currency | Financing Agency for Studies and Projects FINEP [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings	3,546	16,979
Local Currency | Debentures [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings	1,962,188	1,913,204
Local Currency | Business notes [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings	517,534	519,044
Local Currency | Notes - Avon [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings	129,535	1,421,272
Local Currency | Notes - Lux [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings	3,497,067	3,130,732
Local Currency | Operations Avon [Member] | Working capital loan [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings	1,832	113,664
Local Currency | Natura &Co Luxemburgo operation | Working capital loan [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		1,304,425
Foreign Currency
BORROWING, FINANCING AND DEBENTURES
Borrowings		5,172,966
Foreign Currency | Notes [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		R$ 5,172,966